CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 169,597	$ 139,848	$ 94,973
Cost of revenue	(55,136)	(45,349)	(36,764)
Gross profit	114,461	94,499	58,209
Selling expenses	(54,479)	(44,673)	(33,668)
Administrative expenses	(75,648)	(54,274)	(47,495)
Research and development expenses	(34,183)	(26,345)	(22,141)
Other operating income	2,243	4,464	4,985
Other operating expense	(2,670)	(4,273)	(4,542)
Operating loss	(50,276)	(30,602)	(44,652)
Interest income	6,514	1,159	98
Interest expense	(858)	(531)	(2,146)
Foreign exchange gain	4,137	14,059	1,874
Other financial income/(expense)	578	508	(1,719)
Loss before tax	(39,905)	(15,407)	(46,545)
Income tax benefit	8,305	2,556	8,206
Net loss for the period (Attributable to shareholders of the Company)	(31,600)	(12,851)	(38,339)
Items that may be reclassified to profit or loss:
Exchange differences from translation of foreign operations	16,293	(60,289)	(37,659)
Other comprehensive (loss)/income for the, period, net of tax	16,293	(60,289)	(37,659)
Total comprehensive (loss)/income for the period, net of tax	(15,307)	(73,140)	(75,998)
Total comprehensive (loss)/income for the period (Attributable to shareholders of the company)	$ (15,307)	$ (73,140)	$ (75,998)
Diluted loss per share (in dollars per share)	$ (0.25)	$ (0.11)	$ (0.43)
Basic loss per share (in dollars per share)	$ (0.25)	$ (0.11)	$ (0.43)